Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies.
Term of operating subleases	1 year
Renewal term of operating subleases	1 year
Option to renew	true
Notice term for subleases renewal	60 days
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Accrued Liabilities, Current	Other Accrued Liabilities, Current